Recoverable Income Tax And Deferred Taxes Assets - Schedule of Movements in deferred income tax and social contribution (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Recognised in deferred tax benefit (Expenses)		R$ (69,041)	R$ (3,159,241)	R$ 192,542
Temporary differences [member]
Statement [Line Items]
Beginning balance		6,631,747
Recognised in deferred tax benefit (Expenses)		1,281,558
Recognised directly in equity		5,888
Ending balance		7,919,193	6,631,747
Deferred tax assets [Member]
Statement [Line Items]
Beginning balance		20,335,276
Recognised in deferred tax benefit (Expenses)		2,314,983
Add-backs/off sets		38
Recognised directly in equity		30,983
Ending balance		22,681,280	20,335,276
Deferred tax assets [Member] | Provisions [Member]
Statement [Line Items]
Beginning balance		1,244,246
Recognised in deferred tax benefit (Expenses)		(68,999)
Ending balance		1,175,247	1,244,246
Deferred tax assets [Member] | Provisions for suspended taxes [Member]
Statement [Line Items]
Beginning balance		29,555
Recognised in deferred tax benefit (Expenses)		134,999
Ending balance		164,554	29,555
Deferred tax assets [Member] | Provisions for pension funds And impacts of IAS 19 R [Member]
Statement [Line Items]
Beginning balance		(14,095)
Recognised in deferred tax benefit (Expenses)		(3,341)
Recognised directly in equity		3,331
Ending balance		(14,105)	(14,095)
Deferred tax assets [Member] | Estimated losses on doubtful accounts [Member]
Statement [Line Items]
Beginning balance		478,827
Recognised in deferred tax benefit (Expenses)		(46,407)
Ending balance		432,420	478,827
Deferred tax assets [Member] | Profit sharing [Member]
Statement [Line Items]
Beginning balance		94,504
Recognised in deferred tax benefit (Expenses)		(13,185)
Ending balance		81,319	94,504
Deferred tax assets [Member] | Foreign exchange differences [Member]
Statement [Line Items]
Beginning balance		1,403,193
Recognised in deferred tax benefit (Expenses)		333,740
Ending balance		1,736,933	1,403,193
Deferred tax assets [Member] | Merged goodwill [Member]
Statement [Line Items]
Beginning balance	[1]	1,690,508
Recognised in deferred tax benefit (Expenses)	[1]	(278,759)
Ending balance	[1]	1,411,749	1,690,508
Deferred tax assets [Member] | Other temporary add backs and deductions [Member]
Statement [Line Items]
Beginning balance		177,085
Recognised in deferred tax benefit (Expenses)		773,610
Recognised directly in equity		2,557
Ending balance		953,252	177,085
Deferred tax assets [Member] | Onerous obligation [Member]
Statement [Line Items]
Beginning balance		1,527,924
Recognised in deferred tax benefit (Expenses)		449,900
Ending balance		1,977,824	1,527,924
Deferred tax assets [Member] | Unused tax losses [member]
Statement [Line Items]
Beginning balance		13,703,529
Recognised in deferred tax benefit (Expenses)		1,033,425
Add-backs/off sets		38
Recognised directly in equity		25,095
Ending balance		14,762,087	13,703,529
Deferred tax liabilities [Member]
Statement [Line Items]
Beginning balance		23,050
Recognised in deferred tax benefit (Expenses)	[2]	76,087
Add-backs/off sets		38
Ending balance		99,175	23,050
Deferred tax liabilities [Member] | Income tax and social contribution loss carryforwards deferred tax liability [Member]
Statement [Line Items]
Beginning balance	[3]	(2,532,682)
Recognised in deferred tax benefit (Expenses)	[3]	235,338
Ending balance	[3]	(2,297,344)	(2,532,682)
Deferred tax liabilities [Member] | Provisions at recoverable amount [Member]
Statement [Line Items]
Beginning balance	[4]	(17,779,544)
Recognised in deferred tax benefit (Expenses)	[4]	(2,474,234)
Recognised directly in equity	[4]	(30,983)
Ending balance	[4]	R$ (20,284,761)	R$ (17,779,544)

[1]	Refer to: (i) deferred income tax and social contribution assets calculated as tax benefit originating from the goodwill paid on acquisition of the Company and recognized by the merged companies in the course of 2009. The realization of the tax credit arises from the amortization of the goodwill balance based on the STFC license and in the appreciation of property, plant and equipment, the utilization of which is estimated to occur through 2025, and (ii) deferred income tax and social contribution assets originating from the goodwill paid on the acquisition of interests in the Company in 2008-2011, recognized by the companies merged with and into Telemar Participações S.A. (“TmarPart”) and by TmarPart merged with and into the Company on September 1, 2015, which was based on the Company’s expected future profitability and the amortization of which is estimated to occur through 2025.
[2]	The expenses on deferred taxes disclosed in Note 6 include R$7,046 in deferred taxes of foreign operations classified as held-for-sale assets.
[3]	Refers basically to the tax effects on the appreciation of property, plant and equipment and intangible assets, merged from TmarPart.
[4]	The Company, based on the schedule of expected generation of future taxable income, supported by a technical feasibility study and the comparison with the estimate of the annual realization amount of asset and liability temporary differences, revised its deferred taxes recovery estimate and identified and recognized an allowance at recoverable amount. The stock of tax loss carryforwards in Brazil and foreign subsidiaries is approximately R$32,805,092 and R$14,433,424, and corresponds to R$11,153,731 and R$3,608,356 in deferred tax assets, respectively, which can be carried forward indefinitely and offset against taxes payable in the future.